FT Vest Emerging Markets Buffer ETF - March Investment Strategy - FT Vest Emerging Markets Buffer ETF - March	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to securities issued by emerging market companies.Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the iShares MSCI Emerging Markets ETF (the “Underlying ETF”). FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large- and mid-capitalization emerging market equities. The Fund's performance will not reflect the payment of dividends by the Underlying ETF. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against the first 10% of Underlying ETF losses and a cap of 29.55% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 28.60% and the buffer is 9.05%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved: ●If the Underlying ETF appreciates over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 29.55%, prior to taking into account the Fund’s fees and expenses. ●If the Underlying ETF decreases over the Target Outcome Period, the combination of FLEX Options held by the Fund seeks to provide protection of the first 10% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses. ●If the Underlying ETF decreases in price by more than 10% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information. The current Target Outcome Period will begin on March 23, 2026 and end on March 19, 2027. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The buffer will remain the same for each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See "Subsequent Target Outcome Periods" for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s NAV and the Underlying ETF’s price performance. As the Underlying ETF price and the Fund’s Net Asset Value (“NAV”) change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked-in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. Buffer and Cap The Fund seeks to provide a buffer on the first 10% loss of the Underlying ETF at the end of each Target Outcome Period. After the Underlying ETF has decreased in price by more than 10%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is 9.05%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on the first 10% loss of the Underlying ETF at any time other than the end of the Target Outcome Period. If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by less than 10% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, that investor's cap will essentially be decreased by the amount of the increase in the Fund's value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment. The returns of the Fund are subject to a cap of 29.55% (before fees and expenses) and 28.60% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period (before fees and expenses). In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns (before fees and expenses) that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.95% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases a series of put and call FLEX Options on the first day of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period. ●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF. ●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance. The blue line rising above 0% represents the price return of the Underlying ETF and the orange line represents the 10% buffer. Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TMAR, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX Options For each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled "Fund Investments" below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETF or a cash payment) and put options (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and put options (giving the Fund the obligation to receive shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the FLEX Options expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period. The Underlying ETF The Underlying ETF is an exchange-traded fund that generally invests at least 80% of its assets in securities of the MSCI Emerging Markets Index and in depositary receipts representing securities of the MSCI Emerging Markets Index. BlackRock Fund Advisors (“BFA”) serves as the Underlying ETF’s adviser. The investment objective of the Underlying ETF is to seek to track the investment results of the MSCI Emerging Markets Index, which is composed of large and mid-capitalization emerging market equities. See below for a description of the Underlying ETF’s principal investment strategies and risks. You can find the Underlying ETF’s prospectus and other information about the ETF, including the statement of additional information and most recent reports to shareholders, online at http://www.ishares.com/us/products/239637/ishares-msci-emerging-markets-etf. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects. The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated December 30, 2025 (“EEM” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt). “EEM seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. As of August 31, 2025, the Underlying Index consisted of securities from the following 24 emerging market countries or regions: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. …The components of the Underlying Index are likely to change over time. BFA uses an indexing approach to try to achieve EEM’s investment objective. EEM does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that EEM will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. BFA uses a representative sampling indexing strategy to manage EEM. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. EEM may or may not hold all of the components in the Underlying Index. EEM generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help EEM track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. EEM seeks to track the investment results of the Underlying Index before fees and expenses of EEM.” As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.Subsequent Target Outcome Periods The Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner: 1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website. 2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period. 3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website. The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=TMAR.
Strategy Portfolio Concentration [Text]	As of June 30, 2026, the Underlying ETF had significant investments in information technology companies, South Korean issuers, Taiwanese issuers and Asian issuers.